[INVESTORS BANK & TRUST COMPANY LETTERHEAD]



May 3, 2001

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC 20549

Re:   Portfolio Partners, Inc.
      File Nos. 333-32575 and 811-8319

Dear Sir or Madam:

Pursuant to Rule 497(j) of the Securities Act of 1933, as amended, and on behalf of Portfolio Partners, Inc. (the "Fund"), the undersigned certifies that
(i) the form of the Fund's Prospectus and Statement of Additional Information, both dated May 1, 2001, do not differ from those contained in Post-Effective Amendment ("PEA") No. 5, the most recent amendment to the Fund's Registration Statement, on Form N-1A, which became effective with the Securities and Exchange Commission on May 1, 2001, and (ii) the text of PEA No. 5 was filed electronically, via EDGAR, on April 27, 2001.

Please direct any comments to the undersigned at 617-937-6413.

Sincerely,

/s/ Susan C. Mosher

Susan C. Mosher


cc:  J. Neil McMurdie